Deposits	12 Months Ended
Mar. 31, 2013
Deposits

15. Deposits

Deposits at March 31, 2012 and 2013 consist of the following:

	Millions of yen
	2012	2013
Time deposits	¥894,169	¥885,482
Other deposits	209,345	193,105

Total	¥1,103,514	¥1,078,587

The balances of time deposits and certificates of deposit issued in amounts of ¥10 million or more were ¥588,550 million and ¥561,449 million at March 31, 2012 and 2013, respectively.

The maturity schedule of time deposits at March 31, 2013 is as follows:

Years ending March 31,	Millions of yen
2014	¥515,347
2015	177,935
2016	104,776
2017	57,090
2018	30,334

Total	¥885,482